SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

        FORM 13F

  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]:

This Amendment (Check only one):
[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                   Cohen, Klingenstein & Marks Incorporated
Address:                2109 Broadway
                        Suite 207
                        New York, New York  10023

13F File Number:        028-06250

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                   George M. Cohen
Title:                  Principal
Phone:                  212-799-4880
Signature, Place, and Date of Signing:




George M. Cohen                   New York, New York    July 21, 2005

Report Type (Check only one.):

[ X]                    13F Holdings Report

[  ]                    13F Notice

[  ]                    13F Combination Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                0

Form 13F Information Table Entry Total:                          90

Form 13F Information Table Value Total:                  $1,434,185
$ (thousands)

                                  Form 13F Information Table
                         Title of                      Value          Shares             Investment  Other     Voting
Name of Issuer            Class        Cusip          (x$1000)      or Prn Amt   SH/PRN  Discretion  ManagersAuthority
Adobe Systems Inc.      com       00724F101                 39,667    1,386,461  SH      sole        n/a     sole
Affiliated Computer     com       008190100                 38,110      745,798  SH      sole        n/a     sole
Allstate Corp.          com       020002101                  2,812       47,060  SH      sole        n/a     sole
Altria Group            com       02209S103                  1,720       26,605  SH      sole        n/a     sole
Amerada Hess Corp.      com       023551104                  1,284       12,058  SH      sole        n/a     sole
America Movil - ADR     com       02364W105                    358        6,000  SH      sole        n/a     sole
American Express        com       025816109                  4,507       84,670  SH      sole        n/a     sole
American Int'l Group    com       026874107                 11,833      203,668  SH      sole        n/a     sole
Amgen Inc.              com       031162100                 44,162      730,434  SH      sole        n/a     sole
Apollo Group            com       037604105                 43,889      561,093  SH      sole        n/a     sole
Applied Materials       com       038222105                 39,580    2,446,203  SH      sole        n/a     sole
Avon Products Inc.      com       054303102                 41,518    1,096,909  SH      sole        n/a     sole
Baker Hughes Inc.       com       057224107                    356        6,959  SH      sole        n/a     sole
Bank of Amer. Corp.     com       060505104                  7,262      159,210  SH      sole        n/a     sole
Banta Corp.             com       066821109                    612       13,500  SH      sole        n/a     sole
Becton, Dickinson       com       075887109                    210        4,000  SH      sole        n/a     sole
Bed, Bath & Beyond      com       075896100                 42,586    1,019,296  SH      sole        n/a     sole
Berkshire Hathaway B    com       084670207                  2,296          825  SH      sole        n/a     sole
BP Amoco PLC            com       055622104                    330        5,292  SH      sole        n/a     sole
Burlington N SantaFe    com       12189T104                    480       10,200  SH      sole        n/a     sole
Carnival Corp.          com       143658300                 48,385      886,989  SH      sole        n/a     sole
Cisco Systems Inc.      com       17275R102                 43,327    2,270,781  SH      sole        n/a     sole
Citigroup Inc.          com       172967101                 41,133      889,757  SH      sole        n/a     sole
Coach Inc.              com       189754104                 53,080    1,581,167  SH      sole        n/a     sole
Coca-Cola Co.           com       191216100                 38,749      928,121  SH      sole        n/a     sole
Comcast Corp. Cl 'A'    com       20030N101                    892       29,091  SH      sole        n/a     sole
Comcast Special A       com       20030N200                    535       17,875  SH      sole        n/a     sole
Computer Assoc. Int.    com       204912109                    303       11,025  SH      sole        n/a     sole
Corning Inc.            com       219350105                  1,149       69,150  SH      sole        n/a     sole
Dell Inc.               com       24702R101                 41,144    1,042,671  SH      sole        n/a     sole
Delta and Pine Land     com       247357106                    891       35,552  SH      sole        n/a     sole
Dollar General          com       256669102                    295       14,478  SH      sole        n/a     sole
EchoStar Comm.          com       278762109                 39,112    1,296,803  SH      sole        n/a     sole
Electronic Data Sys.    com       285661104                    754       39,160  SH      sole        n/a     sole
Eli Lilly               com       532457108                  3,387       60,796  SH      sole        n/a     sole
EMC Corp.               com       268648102                 41,911    3,056,980  SH      sole        n/a     sole
Exxon Mobil Corp.       com       30231G102                    258        4,494  SH      sole        n/a     sole
Fannie Mae              com       313586109                 36,888      631,650  SH      sole        n/a     sole
Federated Dept. Str.    com       31410H101                    630        8,600  SH      sole        n/a     sole
First Data Corp.        com       319963104                 39,483      983,639  SH      sole        n/a     sole
Flextronics Intl Ltd    com       Y2573F102                 39,217    2,968,700  SH      sole        n/a     sole
Franklin Resources      com       354613101                 49,102      637,852  SH      sole        n/a     sole
Gannett Co. Inc.        com       364730101                  2,205       31,000  SH      sole        n/a     sole
General Electric Co.    com       369604103                  2,998       86,535  SH      sole        n/a     sole
GlaxoSmithKline PLC     com       37733W105                  4,802       99,000  SH      sole        n/a     sole
Goldman Sachs Group     com       38141G104                 40,047      392,538  SH      sole        n/a     sole
Hartford Fin'l Ser.     com       416515104                  1,215       16,250  SH      sole        n/a     sole
Home Depot Inc.         com       437076102                 40,484    1,040,720  SH      sole        n/a     sole
Intel Corp.             com       458140100                 45,992    1,767,550  SH      sole        n/a     sole
International Paper     com       460146103                    227        7,500  SH      sole        n/a     sole
Int'l Bus. Machines     com       459200101                 35,427      477,458  SH      sole        n/a     sole
ITT Industries Inc.     com       450911102                    391        4,000  SH      sole        n/a     sole
Janus Capital Group     com       42102X105                  1,065       70,800  SH      sole        n/a     sole
Johnson & Johnson       com       478160104                  3,311       50,940  SH      sole        n/a     sole
Liberty Global CL - A   com       530555101                    221        4,733  SH      sole        n/a     sole
Liberty Media Corp A    com       530718105                    965       94,748  SH      sole        n/a     sole
Linear Technology       com       535678106                 19,485      531,078  SH      sole        n/a     sole
Maxim Integrated        com       57772K101                 17,559      459,407  SH      sole        n/a     sole
Merck & Co.             com       589331107                  2,779       90,232  SH      sole        n/a     sole
Micron Technology       com       595112103                    917       89,810  SH      sole        n/a     sole
Monsanto Co.            com       61166W101                 55,468      882,267  SH      sole        n/a     sole
Nasdaq-100 Tr. Ser. 1   com       631100104                  5,409      147,075  SH      sole        n/a     sole
News Corp ADR PRF       com       65248E104                    221       13,640  SH      sole        n/a     sole
Nordstrom Inc.          com       655664100                  1,251       18,400  SH      sole        n/a     sole
Nortel Networks Corp.   com       656568102                  1,256      481,085  SH      sole        n/a     sole
Oracle Corp.            com       68389X105                  2,066      156,538  SH      sole        n/a     sole
PepsiCo Inc.            com       713448108                  7,183      133,190  SH      sole        n/a     sole
Pfizer, Inc.            com       717081103                 39,455    1,430,577  SH      sole        n/a     sole
Pogo Producing          com       730448107                  4,712       90,749  SH      sole        n/a     sole
Procter & Gamble        com       742718109                  1,688       32,000  SH      sole        n/a     sole
Royal Caribbean Cru.    com       V7780T103                    290        6,000  SH      sole        n/a     sole
Royal Dutch Petroleum   com       780257804                  3,401       52,400  SH      sole        n/a     sole
RR Donnelley & Sons     com       257867101                    646       18,705  SH      sole        n/a     sole
SAP AG ADR              com       803054204                 41,283      953,429  SH      sole        n/a     sole
Scientific-Atlanta      com       808655104                    699       21,000  SH      sole        n/a     sole
Sealed Air Corp.        com       81211K100                  2,463       49,465  SH      sole        n/a     sole
Solectron Corp.         com       834182107                    952      251,150  SH      sole        n/a     sole
St. Jude Medical Inc.   com       790849103                 45,239    1,037,350  SH      sole        n/a     sole
Standard & Poors DR.    com       78462F103                  9,372       78,639  SH      sole        n/a     sole
Symantec Corp.          com       871503108                    261       12,000  SH      sole        n/a     sole
Target Corp.            com       87612E106                 46,369      852,223  SH      sole        n/a     sole
Telefonos Mexico 'L'    com       879403780                    227       12,000  SH      sole        n/a     sole
Telephone & Data        com       879433100                    204        5,000  SH      sole        n/a     sole
Union Pacific Corp.     com       907818108                    324        5,000  SH      sole        n/a     sole
United Parcel Service   com       911312106                 42,445      613,720  SH      sole        n/a     sole
Vodafone Grp. PLC ADR   com       92857W100                    473       19,437  SH      sole        n/a     sole
Walt Disney Co.         com       254687106                  8,487      337,053  SH      sole        n/a     sole
Washington Post 'B'     com       939640108                  5,294        6,340  SH      sole        n/a     sole
Wyeth                   com       983024100                    797       17,900  SH      sole        n/a     sole
Yum! Brands Inc.        com       988498101                  1,383       26,550  SH      sole        n/a     sole
Zimmer Holdings Inc.    com       98956P102                 40,582      532,780  SH      sole        n/a     sole